real estate joint ventures - Net income (loss) and comprehensive income (loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
real estate joint ventures
Other operating income	$ 273	$ 103
Interest expense	670	580
Net income	1,624	1,578
Comprehensive income	1,908	1,418
Real estate joint ventures
real estate joint ventures
Revenue from investment property	21	34
Revenue from sale of residential condominiums		19
Other operating income	345
Depreciation and amortization	5	8
Interest expense	6	8
Net income	322	(6)
Comprehensive income	322	(6)
Capitalized financing costs	8	3
Provision for income taxes of the partners recognized in net income and comprehensive income	$ 0	$ 0